Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
19.	Segment Information

The Chief Operating Decision Maker is identified as the Chief Executive Officer and Chief Financial Officer. They review these segment results when making decisions about allocating resources and assessing the performance of the Company.

Prior to fiscal year 2010, the Company operated in three reportable segments – TCA, CECP and LCDP. In 2010 and 2011, the Company’s business was consolidated into two segments, TCA and CECP.

In view of the similarity of the products, the Company has merged the LCDP segment into the TCA segment in 2011. In 2012, the Company has excluded the discontinued business of LCDP segment from the TCA segment and separated the TCA segment and FPC segment. Since the first quarter of 2012, the CECP segment fell below the threshold prescribed under FASB ASC 280-10-50-12 and the CECP segment was combined with the TCA segment. Also, since the net loss from the FPC segment was above the threshold prescribed under FASB ASC 280-10-50-12, the FPC segment was separated from the TCA segment.

The segment information in 2010 and 2011 have been restated in order to conform with the change in segment reporting in 2012 in accordance with FASB ASC 280-10-50-34.

Year ended December 31, 2010

	TCA	FPC	Corporate	Total
Net sales	$444,642	$3,671	$—	$448,313
Cost of sales	(394,698)	(14,619)	—	(409,317)

Gross profit (loss)	49,944	(10,948)	—	38,996
General and administrative expenses	(12,229)	(3,128)	(7,015)	(22,372)
Selling expenses	(3,187)	(515)	—	(3,702)
Research and development expenses	(4,024)	(699)	—	(4,723)
Other income, net	2,467	582	828	3,877
Interest income	839	16	607	1,462

Income (loss) before income tax	33,810	(14,692)	(5,580)	13,538
Income tax (expenses) credit	(6,934)	3,262	—	(3,672)

Net income (loss) from continuing business	$26,876	$(11,430)	$(5,580)	$9,866

Year ended December 31, 2011

	TCA	FPC	Corporate	Total
Net sales	$509,124	$15,953	$—	$525,077
Cost of sales	(479,037)	(26,788)	—	(505,825)

Gross profit (loss)	30,087	(10,835)	—	19,252
General and administrative expenses	(9,662)	(4,660)	(7,117)	(21,439)
Selling expenses	(2,886)	(1,033)	—	(3,919)
Research and development expenses	(1,709)	(588)	—	(2,297)
Impairment loss on goodwill	—	—	(2,951)	(2,951)
Other income, net	3,660	1,817	3,707	9,184
Interest income	171	53	2,504	2,728

Income (loss) before income tax	19,661	(15,246)	(3,857)	558
Income tax (expenses) credit	(2,196)	1,224	—	(972)

Net income (loss) from continuing business	$17,465	$(14,022)	$(3,857)	$(414)

Year ended December 31, 2012

	TCA	FPC	Corporate	Total
Net sales	$1,118,196	$29,727	$—	$1,147,923
Cost of sales	(1,008,844)	(33,302)	—	(1,042,146)

Gross profit (loss)	109,352	(3,575)	—	105,777
General and administrative expenses	(20,808)	(3,221)	(4,411)	(28,440)
Selling expenses	(1,958)	(708)	—	(2,666)
Research and development expenses	(777)	(587)	—	(1,364)
Other income, net	6,565	1,955	1,267	9,787
Interest income	219	22	1,871	2,112
Interest expense	(204)	(88)	—	(292)

Income (loss) before income tax	92,389	(6,202)	(1,273)	84,914
Income tax expenses	(16,666)	(633)	—	(17,299)

Net income (loss) from continuing business	$75,723	$(6,835)	$(1,273)	$67,615

There were no material inter-segment sales for the years ended December 31, 2010, 2011 and 2012. Intercompany sales arise from the transfer of finished goods between subsidiaries operating in different areas. These sales are generally at prices consistent with what the Company would charge third parties for similar goods.

Year ended December 31, 2010

	TCA	FPC	Corporate	Total
Depreciation and amortization	$8,610	$8,666	$495	$17,771
Capital expenditures	$1,796	$1,973	$80	$3,849
Total assets	$160,926	$63,849	$198,128	$422,903

Year ended December 31, 2011

	TCA	FPC	Corporate	Total
Depreciation and amortization	$5,252	$7,853	$260	$13,365
Capital expenditures	$54,251	$6,938	$4,723	$65,912
Total assets	$239,734	$50,915	$132,915	$423,564

Year ended December 31, 2012

	TCA	FPC	Corporate	Total
Depreciation and amortization	$17,432	$7,237	$293	$24,962
Capital expenditures	$39,604	$3,774	$—	$43,378
Total assets	$477,083	$12,912	$145,937	$635,932

A summary of the percentage of net sales of each of the Company’s product lines of each segment for the years ended December 31, 2010, 2011 and 2012, is as follows:

Year ended December 31,	2010	2011	2012
Product line
TCA	99%	97%	97%
FPC	1%	3%	3%

	100%	100%	100%

A summary of net sales, net income (loss) attributable to Nam Tai shareholders and long-lived assets by geographical areas is as follows:

By geographical area:

Year ended December 31,	2010	2011	2012
Net sales from operations within:
- PRC, excluding Hong Kong:
Unaffiliated customers	$448,313	$525,077	$1,147,923
Intercompany sales	1,169	945	56,121

	$449,482	$526,022	$1,204,044

- Intercompany eliminations	(1,169)	(945)	(56,121)

Total net sales	$448,313	$525,077	$1,147,923

Net income (loss) attributable to Nam Tai shareholders within:
- PRC, excluding Hong Kong	$15,014	$5,951	$70,205
- Hong Kong	(5,148)	(6,365)	(2,590)

Total net income (loss) attributable to Nam Tai shareholders	$9,866	$(414)	$67,615

Year ended December 31,	2010	2011	2012
Net sales to customers by geographical area:
- Hong Kong	$81,015	$79,536	$86,590
- Europe	57,226	30,283	14,446
- United States	47,518	32,332	3,021
- PRC (excluding Hong Kong)	9,970	2,540	371,376
- Japan	248,269	377,933	665,502
- Others	4,315	2,453	6,988

Total net sales	$448,313	$525,077	$1,147,923

As of December 31,	2010	2011	2012
Long-lived assets by geographical area:
- PRC, excluding Hong Kong	$96,724	$144,788	$163,794
- Hong Kong	145	4,586	4,293

Total long-lived assets	$96,869	$149,374	$168,087

The Company’s sales to customers which accounted for 10% or more of its sales are as follows:

Year ended December 31,	2010	2011	2012
A	$94,644	$62,894	$16,164
B	63,803	61,823	501,821
C	220,825	379,886	587,021

	$379,272	$504,603	$1,105,006

The Company’s purchase from suppliers which accounted for 10% or more of its purchases are as follows:

Year ended December 31,	2010	2011	2012
A	$124,126	$160,274	$512,807
B	50,477	114,322	108,340
C	N/A	N/A	217,362

	$174,603	$274,596	$838,509